Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Loss for the period	€ (46,064,402)	€ (42,667,529)	€ (29,484,611)
Adjustments for:
Depreciation & amortization of property and equipment, right-of-use assets and intangible assets	485,114	567,780	596,597
Net finance income	(6,949,679)	(2,240,566)	(2,753,255)
Share-based payment expense	4,065,807	3,414,489	6,044,356
Net foreign exchange differences	(37,101)	413,017	385,359
Changes in:
Other assets from government grants and research allowances	(5,081,772)	732,971	(732,971)
Other assets	1,042,513	7,825,181	(3,308,485)
Employee benefits	454,912	297,518	(64,024)
Other liabilities	(2,584,228)	2,738,164	9,403
Liabilities from government grants received		(6,209,266)	(2,090,734)
Trade and other payables	(580,129)	6,986,824	(3,586,706)
Inventories	4,470,141	(11,367,807)
Interest received	2,243,197	1,732,284	1,287,200
Interest paid	(21,064)	(36,025)	(44,946)
Net cash used in operating activities	(48,556,690)	(37,812,966)	(33,742,817)
Investing activities
Purchase of intangible assets and property and equipment	(46,871)	(81,100)	(162,391)
Purchase of current and non-current financial assets	(35,340,107)	(104,051,972)	(64,474,543)
Proceeds from the maturity of current financial assets	87,751,331	86,436,456	83,995,029
Net cash from / (used in) investing activities	52,364,354	(17,696,616)	19,358,095
Financing activities
Proceeds from issuance of ordinary shares	1,098,289	56,483,929	2,349,624
Transaction costs from issuance of ordinary shares	(323,729)	(3,360,626)	(47,735)
Proceeds from exercise of share options		236,943
Repayment of lease liabilities	(388,114)	(373,977)	(364,430)
Net cash from financing activities	386,446	52,986,269	1,937,459
Net in-/decrease in cash and cash equivalents	4,194,110	(2,523,313)	(12,447,262)
Effect of exchange rate changes on cash and cash equivalents	1,413,926	(974,099)	2,462,622
Cash and cash equivalents at beginning of period	12,767,943	16,265,355	26,249,995
Cash and cash equivalents at end of period	€ 18,375,979	€ 12,767,943	€ 16,265,355